Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Short Term Debt Other Disclosures [Abstract]
Components Of Borrowings	The following table details the components of borrowings (in thousands):
	December 31,
	2016	2015
Borrowings on secured lines of credit	$377,000	$30,000
Term loans	—	59,084
	$377,000	$89,084